INVESTMENTS	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 5 – INVESTMENTS

Artemis Therapeutics, Inc.

As of December 31, 2019, the Company owns 198,311 shares or 3.8% of the outstanding common stock of Artemis Therapeutics, Inc. (“ATMS”). As of December 31, 2019, ATMS has no operating business.

The Company suspended its use of the equity method to accounting for this investment in 2007 after its investment balance was reduced to zero.

As of December 31, 2019 and 2018, the Company’s share of the underlying net assets of ATMS is equal to the Company’s carrying value of its investment in ATMS ($0 at December 31, 2019 and 2018). The market value of the Company's investment in ATMS as of December 31, 2019 and 2018 is $10 and $119, respectively.

The Company evaluated the stock price of ATMS but as ATMS share price is low, the number of shares that are being traded is low, and as ATMS still does not have any revenue, the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero.

White Line B.V.

In March 2017, the Company invested an amount of $2,000 in White Line B.V., a limited company incorporated in the Netherlands. White Line is a holding and finance company. Because White Line B.V. is a private, closely-held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment. In October 2017, the Company invested additional amount of $1,500 in White Line. The total investment represented 10% of the issued and outstanding share capital of White Line.

The Company had an agreement with an entity related to its main shareholder, according to which, if the value of this investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $3,500. The guaranty is effective after three years of the date of purchase and terminates after five years.

In December 2018, the Company reached into an agreement with the related party entity in order to preface the sale of the investment. The related party entity purchased the full investment from the Company in December 2018, for $3,500 in exchange for reduction in the convertible notes payable to a related party.

Freezone I-SEC Korea Inc.

In April 2018, the Company signed a Joint Venture Agreement with a South Korean Company in order to establish a Joint Venture Company (“JVC”) and to provide aviation security and non-security services in South Korea. Each one of the parties holds 50% (fifty percent) of the JVC’s equity. The Company uses the equity method for this investment. As of December 31, 2019, the Company’s investment is 381,332 KRW ($330). For the years ended December 31, 2019 and 2018, the Company recognized a profit in its consolidated statements of operations of 105,092 KRW and 133,550 KRW, respectively ($91 and $124 as of December 31, 2019 and 2018, respectively) from its investment in the JVC. In addition, each one of the partners, provided in June 2018 to the JVC a loan of 200,000 KRW in order to fund the working capital of the JVC. The loan bears interest of 1.3% per year. As of December 31, 2019 and 2018, the outstanding balance of the loan was 0 and 200,000 KRW respectively ($0 and $180 as of December 31, 2019 and 2018, respectively), shown in the consolidated balance sheets as other assets.

Mesh Technologies, Inc.

In January 2019, the Company invested an amount of $50 in Mesh Technologies, Inc. (“Mesh”), a company incorporated in Delaware, USA. As of December 31, 2019, the investment represented 0.6% of the issued and outstanding share capital of Mesh. Mesh is a technology company providing cross border payments technology by innovating on the existing payment rails of established card networks available in the market. As Mesh is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

Arrow Ecology & Engineering Overseas (1999)

In December 2019, the Company invested an amount of $1,750 in Arrow Ecology & Engineering Overseas (1999) Ltd (“Arrow”), a limited company incorporated in Israel. Arrow develops and operates a sustainable green process to recycle mixed and sorted municipal solid waste. The Company purchased few types of shares representing 23.3% of Arrow’s equity for an amount of $22 and shareholders loans were purchased for a price of $1,728. The Company uses the equity method for this investment. As the investment in Arrow was acquired at the end of December 2019, the Company did not recognise profit or loss regarding this investment for the year ended December 31, 2019.

The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates after three years. Some Directors and managers of Arrow are related parties of the Company.